Share Capital and Equity Reserve - Summary of Information About Stock Options Issued and Exercisable (Detail)	12 Months Ended
Jun. 30, 2021 shares $ / shares
Disclosure Of Information About Stock Options Issued And Exercisable [line items]
Number of options | shares	682,277
Weighted average remaining contractual life (years)	3 years 6 months 3 days
Weighted average exercise price | $ / shares	$ 7.84
Options Exercisable, Number of options | shares	465,191
Options Exercisable, Weighted average exercise price | $ / shares	$ 7.43
$6.03 — $8.41 [member]
Disclosure Of Information About Stock Options Issued And Exercisable [line items]
Number of options | shares	297,277
Weighted average remaining contractual life (years)	1 year 11 months 26 days
Weighted average exercise price | $ / shares	$ 6.49
Options Exercisable, Number of options | shares	272,691
Options Exercisable, Weighted average exercise price | $ / shares	$ 6.41
$8.42 — $9.16 [member]
Disclosure Of Information About Stock Options Issued And Exercisable [line items]
Number of options | shares	385,000
Weighted average remaining contractual life (years)	4 years 8 months 4 days
Weighted average exercise price | $ / shares	$ 8.89
Options Exercisable, Number of options | shares	192,500
Options Exercisable, Weighted average exercise price | $ / shares	$ 8.89